Long-term debt (Tables)	3 Months Ended
Mar. 31, 2024
Long-term debt
Schedule of long-term debt

Long-term debt

in € THOUS

	March 31,	December 31,
	2024	2023

Schuldschein loans	226,035	228,759
Bonds	6,773,647	6,676,465
Accounts Receivable Facility	301,921	22,857
Other	510,780	519,481
Long-term debt	7,812,383	7,447,562
Less current portion	(795,734)	(487,699)
Long-term debt, less current portion	7,016,649	6,959,863

Schedule of accounts receivable facility

Accounts Receivable Facility - maximum amount available and balance outstanding in THOUS

	Maximum amount available (1)		Balance outstanding (2)
	March 31, 2024		March 31, 2024

Accounts Receivable Facility	$900,000	€832,485	$325,000	€300,620

	Maximum amount available (1)		Balance outstanding (2)
	December 31, 2023		December 31, 2023

Accounts Receivable Facility	$900,000	€814,482	$25,000	€22,624

(1)	Subject to availability of sufficient accounts receivable meeting funding criteria.
(2)	Amounts shown are excluding debt issuance costs.